Business combination - Schedule of Purchase Price Allocation Cyber Technology (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jul. 15, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill	$ 28,714		$ 26,829
Cyber Technology
Business Acquisition [Line Items]
Net Assets		$ 108
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		1,810
Goodwill		1,885
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total		3,803
Cyber Technology | Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		365
Cyber Technology | CELLE_ Facility clearance
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		1,396
Cyber Technology | Backlog
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 49